Income Tax Expense (Credit) - Tax Charge Reconciled to Profit (Loss) Before Taxation Per the Consolidated Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss) profit before taxation	¥ (7,013)	$ (1,020)	¥ 16,441	¥ (25,572)
Tax at the domestic income tax rate of 25%	(1,753)	(255)	4,110	(6,393)
Tax effect of expenses not deductible for tax purpose	3,169	461	2,069	2,253
Recognition of tax losses previously not recognized	(1,540)	(224)	(1,885)
Effect of tax exemption and reliefs granted to PRC subsidiaries	1,093	159	4,477	2,874
Under provision in respect of prior years				1,618
Decrease in opening deferred tax liability resulting from a decrease in applicable tax rate			(1,382)
Income tax expense (credit)	¥ 969	$ 141	¥ 7,389	¥ 352